Other net income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of other net income

Other net income
in EUR million	2025	2024	2023
Net monetary loss reflecting IAS 29 hyperinflation impact	-84	-159	-244
Income related to a prior insolvency of a financial institution in the Netherlands	16	53
Sale of the remaining NNHB mortgages		21
Other	70	82	97
	3	-3	-147